DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FG Merger Corp. (the “Company” or “FGMC”) is a blank check company incorporated in Delaware on December 23, 2020. The Company was formed for the purpose of merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (“Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses in the financial services industry. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2023, the Company had not yet commenced any operations. All activity through March 31, 2023 relates to the Company’s formation, the initial public offering (“IPO”), which is described below, and the search for a business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate nonoperating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO was declared effective on February 25, 2022. On March 1, 2022, the Company consummated its IPO of 7,000,000 units (the “Units”) at $10.00 per Unit. In connection with the IPO, the underwriters were granted an option to purchase up to an additional 1,050,000 Units to cover over-allotment, if any. On March 3, 2022, the underwriter fully exercised their over-allotment option and purchased 1,050,000 Units. Each Unit consist of one common stock of the Company, par value $0.0001 per share (the “Public Share”) and three-quarters of one redeemable warrant (the “Public Warrant”), each whole Public Warrant entitling the holder thereof to purchase one share of common stock for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $80,500,000. The Public Warrants will become exercisable on the later of 30 days after the completion of Business Combination and 12 months from the closing of the IPO and will expire five years after the completion of Business Combination or earlier upon Company’s liquidation.

Simultaneously with the closing of the IPO, the Company consummated private placements (the “Private Placements”) of i) 1,000,000 $15.00 exercise price warrants (the “$15 Private Warrants”) at a price of $0.10 per $15 Private Warrant, ii) 3,950,000 $11.50 exercise price warrants (the “$11.50 Private Warrants”) at a price of $1.00 per $11.50 Private Warrant, and iii) 55,000 units at $10.00 per unit (the “Private Units” and, together with the $15 Private Warrants and $11.50 Private Warrants, the “Private Placement Securities”) to the Company’s sponsor, FG Merger Investors LLC (the “Sponsor”), directors, and officers, for the aggregate purchase price of $4,600,000.

Each Private Unit consists of one Common Stock and three-quarters of one non-redeemable warrant (“Private Unit Warrant”). Each whole Private Unit Warrant will entitle the holder to purchase one share of common stock at an exercise price of $11.50 per share.

Each $15 Private Warrant will entitle the holder to purchase one share of Common Stock at an exercise price of $15.00 per each share, will be exercisable for a period of 10 years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Private Warrants and the shares issuable upon the exercise of the $15 Private Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions.

Each $11.50 Private Warrant will entitle the holder to purchase one common share at an exercise price of $11.50 per each share, will be exercisable for a period of five years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $11.50 Private Warrants and the shares issuable upon the exercise of the $11.50 Private Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions.

The Company Units are listed on NASDAQ. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and Private Placement Securities, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding any taxes payable on interest earned on the trust account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940 as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the IPO on March 1, 2022, and subsequent closing of the over-allotment on March 3, 2022, a total of $82,512,500 ($10.25 per unit) from the net proceeds of the sale of Units in the IPO and the sale of Private Placement Securities as well as the proceeds from the closing of the over-allotment option were placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,000 upon or immediately prior to such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The holders of Public Shares will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated certificate of incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor, officers, directors and advisors (the “Initial Shareholders”) have agreed (a) to vote their Founder Shares (as defined in Note 5) as well as any common shares underlying the Private Units, and any Public Shares purchased during or after the IPO in favor of a Business Combination, (b) not to propose an amendment to the Company’s amended and restated certificate of incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Founder Shares as well as any common shares underlying the Private Units) into the right to receive cash from the Trust Account in connection with a shareholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek shareholder approval in connection therewith) or a vote to amend the provisions of the amended and restated certificate of incorporation relating to shareholders’ rights of pre-Business Combination activity and (d) that the Founder Shares, the Private Units and $15 and $11.50 Private Warrants (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Initial Shareholders will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the IPO if the Company fails to complete its Business Combination.

The Company will have until June 1,2023 (or September 1,2023 if the time to complete a business combination is extended as described herein) from the closing of the IPO to consummate a Business Combination. In addition, if the Company anticipates that it may not be able to consummate an initial business combination within 15 months, the Company’s insiders or their affiliates may, but are not obligated to, extend the period of time to consummate a business combination by an additional three months (for a total of 18 months to complete a business combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $805,000 ($0.10 per Public Share in either case), on or prior to the 15-month anniversary of the closing of the IPO.

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. There will be no redemption rights or liquidation distribution with respect to the Company’s warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination period.

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.25 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Merger Agreement

On January 5, 2023, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among FGMC, FG Merger Sub Inc., a Nevada corporation and a direct, wholly-owned subsidiary of FGMC (“Merger Sub”), and iCoreConnect Inc., a Nevada corporation (“iCoreConnect”). The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of FGMC, Merger Sub, and iCoreConnect.

The Merger Agreement provides that, among other things, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into iCoreConnect (the “Merger”), with iCoreConnect surviving as a wholly-owned subsidiary of FGMC. In connection with the Merger, FGMC will change its name to “iCoreConnect Inc.” (a Delaware Corporation). The Business Combination is expected to close in the second quarter of 2023, subject to customary closing conditions, including the receipt of certain governmental approvals and the required approval by the stockholders of FGMC and iCoreConnect.

Pre-Closing FGMC Conversion

Prior to the Closing, each share of FGMC common stock, par value $0.0001 shall be converted into shares of newly issued FGMC preferred stock, par value $0.0001 (“FGMC Preferred Stock”). The FGMC Preferred Stock shall have the rights, preferences, powers, privileges and restrictions, qualifications and limitations, including but not limited to:

●	The holders of Preferred Stock shall not be entitled to vote on any matters submitted to the stockholders of FGMC.
●	From and after the date of the issuance of any shares of FGMC Preferred Stock, dividends shall accrue at the rate per annum of 12% of the original issue price for each share of FGMC Preferred Stock, prior and in preference to any declaration or payment of any other dividend (subject to appropriate adjustments).
●	Dividends shall accrue from day to day and shall be cumulative and shall be payable within fifteen (15) business days after the anniversary of the date of the original issuance of the FGMC Preferred Stock to each holder of FGMC Preferred Stock as of such date .
●	From the closing of the Business Combination until the second anniversary of the date of the original issuance of the FGMC Preferred Stock, FGMC may, at its option, pay all or part of the accruing dividends on the FGMC Preferred Stock by issuing and delivering additional shares of FGMC Preferred Stock to the holders thereof.
●	FGMC shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of FGMC the holders of the FGMC Preferred Stock then outstanding shall first receive dividends due and owing on each outstanding share of FGMC Preferred Stock.
●	In the event of any liquidation, dissolution or winding up of FGMC, the holders of shares of FGMC Preferred Stock then outstanding shall be entitled to be paid out of the assets of FGMC available for distribution to its stockholders an amount per share equal to the greater of (i) one times the applicable original issue price, plus any accrued and unpaid dividends, and (ii) such amount as would have been payable had all shares of FGMC Preferred Stock been converted into FGMC Common Stock pursuant to the following paragraph immediately prior to such liquidation, dissolution or winding up, before any payment shall be made to the holders of FGMC Common Stock.
●	After 24 months from the closing of the Business Combination, in the event the closing share price of the FGMC Common Stock shall exceed 140% of the Conversion Price (as defined below) then in effect, then (i) each outstanding share of FGMC Preferred Stock shall automatically be converted into such number of shares of FGMC Common Stock as is determined by dividing the original issue price by the Conversion Price in effect at the time of conversion and (ii) such shares may not be reissued by FGMC, subject to adjustment. At the time of such conversion, FGMC shall declare and pay all of the dividends that are accrued and unpaid as of the time of the conversion by either, at the option of FGMC, (i) issuing additional FGMC Preferred Stock or (ii) paying cash.
●	The “Conversion Price” shall initially mean, as to the Preferred Stock, $10 per share; provided that the Conversion Price shall be reset to the lesser of $10 or 20% above the simple average of the volume weighted average price on the 20 trading days following 12 months after the later of (x) the date hereof or (y) the registration of the Common Stock underlying the Preferred Stock; provided further that such Conversion Price shall be no greater than $10 and no less than $2 and subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the applicable Preferred Stock.
●	Each share of FGMC Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of FGMC Common Stock as is determined by dividing the original issue price by the Conversion Price in effect at the time of conversion, subject to adjustment for stock splits, stock dividends, recapitalizations etc.
●	Immediately prior to any such optional conversion FGMC shall pay all dividends on the FGMC Preferred Stock being converted that are accrued and unpaid as of such time by, either, at the option of FGMC: (i) issuing additional FGMC Preferred Stock or (ii) paying cash.

Pre-Closing iCoreConnect Conversions

Prior to the Closing, (i) each vested, issued and outstanding option to purchase iCoreConnect common stock par value $0.001 (“iCoreConnect Common Stock”) shall be exercised into shares of iCoreConnect Common Stock (ii) each issued and outstanding warrant to purchase iCoreConnect Common Stock shall be exercised into shares of iCoreConnect Common Stock and (iii) the outstanding principal together with all accrued and unpaid interest under each iCoreConnect convertible promissory note shall be converted into shares of iCoreConnect Common Stock.

Business Combination Consideration

The aggregate consideration to be received by the iCoreConnect stockholders is based on a pre-transaction equity value of $98,000,000 (subject to usual and customary working capital adjustments and any adjustments to reflect the effect of any stock split, reverse stock split, stock dividend, reorganization, recapitalization, reclassification, combination, merger, sale or exchange of shares or other like change with respect to shares of FGMC Common Stock, occurring prior to the Closing date). In accordance with the terms and subject to the conditions of the Merger Agreement, immediately prior to the effective time of the Closing each share of issued and outstanding iCoreConnect Common Stock, shall be converted into a number of shares of FGMC Common Stock, based on the Exchange Ratio (as defined in the Merger Agreement).

Governance

The parties have agreed that effective immediately after the Closing of the Business Combination, the FGMC Board will be comprised of the directors designated by iCoreConnect by written notice to FGMC and reasonably acceptable to FGMC.

Representations and Warranties; Covenants

The Merger Agreement contains representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including, among others, covenants providing for (i) certain limitations on the operation of the parties’ respective businesses prior to consummation of the Business Combination, (ii) the parties’ efforts to satisfy conditions to consummation of the Business Combination, including by obtaining necessary approvals from governmental agencies (including U.S. federal antitrust authorities and under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”)), and (iii) the parties preparing and filing a registration statement on Form S-4 and a joint proxy statement with the Securities and Exchange Commission (the “SEC”) and taking certain other actions to obtain the requisite approval of each party’s stockholders to vote in favor of certain matters, including the adoption of the Merger Agreement and approval of the Business Combination, at special meetings to be called for the approval of such matters.

In addition, FGMC has agreed to adopt an equity incentive plan, as described in the Merger Agreement.

Conditions to Each Party’s Obligations

The obligations of FGMC and iCoreConnect to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the approval of FGMC’s stockholders, (ii) the approval of iCoreConnect’s stockholders, (iii) the expiration or termination of the applicable waiting period under the HSR Act, (iv) FGMC’s Form S-4 registration statement becoming effective and (v) FGMC having at least $5,000,001 of net tangible assets following the exercise of stockholder redemption rights in accordance with FGMC’s charter.

In addition, the obligations of FGMC and Merger Sub to consummate the Business Combination are also subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of iCoreConnect being true and correct to the standards applicable to such representations and warranties and each of the covenants of iCoreConnect having been performed or complied with in all material respects, (ii) delivery of certain ancillary agreements required to be executed and delivered in connection with the Business Combination; (iii) no Company Material Adverse Effect (as defined in the Merger Agreement) having occurred, (iv) iCoreConnect having effected the conversions of outstanding iCoreConnect option, warrants and convertible promissory notes described above and (v) the $15 Exercise Price Warrants Purchase Agreement, dated as of February 25, 2022, by and between FGMC and FG Merger Investors LLC shall have been amended to provide that each $15 Exercise Price Warrant (as defined therein) shall entitle the holder thereof to purchase one share of FGMC preferred stock, par value $0.0001 per share at the exercise price of $15.00 per share.

The obligation of iCoreConnect to consummate the Business Combination is also subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of FGMC and Merger Sub being true and correct to the standards applicable to such representations and warranties and each of the covenants of FGMC and Merger Sub having been performed or complied with in all material respects and (ii) the shares of FGMC Common Stock issuable in connection with the Business Combination being listed on the Nasdaq Stock Market.

Termination

The Merger Agreement may be terminated under certain customary and limited circumstances prior to the Closing, including, but not limited to, (i) by mutual written consent of FGMC and iCoreConnect, (ii) by FGMC, on the one hand, or iCoreConnect, on the other hand, if there is any breach of the representations, warranties, covenant or agreement of the other party as set forth in the Merger Agreement, in each case, such that certain conditions to closing cannot be satisfied and the breach or breaches of such representations or warranties or the failure to perform such covenant or agreement, as applicable, are not cured or cannot be cured within certain specified time periods, (iii) by either FGMC or iCoreConnect if the Business Combination is not consummated prior to the later of (A) June 1, 2023 and (B) September 1, 2023 if FGMC extends the deadline by which it must complete its initial business combination in accordance with its amended and restated certificate of incorporation, provided the failure to close by such date is not due to a breach by the terminating party and (iv) by either FGMC or iCoreConnect if a meeting of FGMC’s stockholders is held to vote on proposals relating to the Business Combination and the stockholders do not approve the proposals.

A copy of the Merger Agreement is filed with the Current Report on Form 8-K, filed January 6, 2022, as Exhibit 2.1 and is incorporated herein by reference, and the foregoing description of the Merger Agreement is qualified in its entirety by reference thereto. The Merger Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Merger Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The representations, warranties and covenants in the Merger Agreement are also modified in important part by the underlying disclosure schedules which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to stockholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. FGMC and iCoreConnect do not believe that these schedules contain information that is material to an investment decision.

Certain Related Agreements

The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

iCoreConnect Support Agreement

In connection with the execution of the Merger Agreement, certain stockholders of iCoreConnect have entered into a support agreement (the “iCoreConnect Support Agreement”) pursuant to which the stockholders of iCoreConnect that are parties to the iCoreConnect Support Agreement have agreed to vote all shares of common stock of iCoreConnect beneficially owned by them in favor of the Merger Agreement and related transactions (as more fully described in the iCoreConnect Support Agreement).

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, FGMC, iCoreConnect, Sponsor and certain stockholders of FGMC entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) pursuant to which the Sponsor and such stockholders agreed to, among other things, vote at any meeting of the stockholders of FGMC all of their shares of FGMC Common Stock held of record or thereafter acquired in favor of the proposals relating to the Business Combination (as more fully described in the Sponsor Support Agreement).

Lock-Up Agreement

In connection with the Closing, the Sponsor and certain existing stockholders of FGMC and certain existing equity holders of iCoreConnect (each, a “Lock-up Holder”) will enter into an agreement (the “Lock-Up Agreement”), pursuant to which and subject to certain customary exceptions, during the period commencing on the date of the Closing and ending on the date that is one hundred eighty (180) days after the consummation of the Business Combination such Lock-up Holder will agree not to (i) offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any of the Lock-up Shares (as defined in the Lock-Up Agreement, which shall include certain securities held by the Lock-Up Holders), (ii) enter into a transaction that would have the same effect, or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of such Lock-up Shares, whether any of these transactions are to be settled by delivery of any such Lock-up Shares, in cash or otherwise, (iii)

publicly disclose the intention to make any offer, sale, pledge or disposition, or (iv) enter into any transaction, swap, hedge or other arrangement, or engage in any short sales with respect to any security of FGMC (as more fully described in the Lock-Up Agreement).

Amended and Restated Registration Rights Agreement

In connection with the Closing, FGMC will enter into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”), pursuant to which, the Registration Rights Agreement, dated as of February 25, 2022, among FGMC and the other parties thereto is terminated and whereby FGMC will agree to, among other things, file a resale shelf registration statement registering certain of the securities held by the Holders (as defined in the Amended and Restated Registration Rights Agreement, which will include certain existing stockholders of FGMC and certain existing equityholders of iCoreConnect) no later than 20 business days after the closing of the Business Combination. The Amended and Restated Registration Rights Agreement will also provide certain registration rights, including customary demand registration rights and piggyback registration rights to the Holders, subject to customary exceptions, terms and conditions. FGMC will agree to pay certain fees and expenses relating to registrations under the Amended and Restated Registration Rights Agreement (as more fully described in the Amended and Restated Registration Rights Agreement).

Sponsor Forfeiture Agreement

In connection with the execution of the Merger Agreement, the Sponsor, FGMC and iCoreConnect entered into a sponsor forfeiture agreement (the “Sponsor Forfeiture Agreement”) pursuant to which the Sponsor has agreed that if at the closing of the Business Combination the SPAC Closing Cash (as defined in the Sponsor Forfeiture Agreement) is less than $20,000,000 then upon and subject to such closing the Sponsor will forfeit any and all dividends accrued on any shares of preferred stock, par value $0.0001 of FGMC (“Preferred Stock”) owned by the Sponsor, at the time of payment, whether such dividend shall be paid in cash or by the issuance of additional shares of Preferred Stock (as more fully described in the Sponsor Forfeiture Agreement).

Going Concern

The Company has until June 1, 2023 (unless such period is extended, as detailed above) to consummate the initial Business Combination. If a business combination is not consummated by this date (unless extended), there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern.

The Company intends to complete the Initial Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination ahead of June 1, 2023 (unless extended), nor that it will be able to raise sufficient funds to complete an Initial Business Combination.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FG Merger Corp. (the “Company”) is a blank check company incorporated in Delaware on December 23, 2020. The Company was formed for the purpose of merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (“Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses in the financial services industry. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not yet commenced any operations. All activity through December 31, 2022 relates to the Company’s formation, the initial public offering (“IPO”), which is described below, and the search for a business combination target. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate nonoperating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO was declared effective on February 25, 2022. On March 1, 2022, the Company consummated its IPO of 7,000,000 units (the “Units”) at $10.00 per Unit. In connection with the IPO, the underwriters were granted an option to purchase up to an additional 1,050,000 Units to cover over-allotment, if any. On March 3, 2022, the underwriter fully exercised their over-allotment option and purchased 1,050,000 Units. Each Unit consist of one common stock of the Company, par value $0.0001 per share (the “Public Share”) and three-quarters of one redeemable warrant (the “Public Warrant”), each whole Public Warrant entitling the holder thereof to purchase one share of common stock for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $80,500,000. The Public Warrants will become exercisable on the later of 30 days after the completion of Business Combination and 12 months from the closing of the IPO and will expire five years after the completion of Business Combination or earlier upon Company’s liquidation.

Simultaneously with the closing of the IPO, the Company consummated private placements (the “Private Placements”) of i) 1,000,000 $15.00 exercise price warrants (the “$15 Private Warrants”) at a price of $0.10 per $15 Private Warrant, ii) 3,950,000 $11.50 exercise price warrants (the “$11.50 Private Warrants”) at a price of $1.00 per $11.50 Private Warrant, and iii) 55,000 units at $10.00 per unit (the “Private Units” and, together with the $15 Private Warrants and $11.50 Private Warrants, the “Private Placement Securities”) to the Company’s sponsor, FG Merger Investors LLC (the “Sponsor”), directors, and officers, for the aggregate purchase price of $4,600,000.

Each Private Unit consists of one Common Stock and three-quarters of one non-redeemable warrant (“Private Unit Warrant”). Each whole Private Unit Warrant will entitle the holder to purchase one share of common stock at an exercise price of $11.50 per share.

Each $15 Private Warrant will entitle the holder to purchase one share of Common Stock at an exercise price of $15.00 per each share, will be exercisable for a period of 10 years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $15 Private Warrants and the shares issuable upon the exercise of the $15 Private Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions.

Each $11.50 Private Warrant will entitle the holder to purchase one common share at an exercise price of $11.50 per each share, will be exercisable for a period of five years from the date of Business Combination, will be non-redeemable, and may be exercised on a cashless basis. Additionally, $11.50 Private Warrants and the shares issuable upon the exercise of the $11.50 Private Warrants will not be transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions.

The Company Units are listed on NASDAQ. The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and Private Placement Securities, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NASDAQ rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding any taxes payable on interest earned on the trust account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940 as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the IPO on March 1, 2022, and subsequent closing of the over-allotment on March 3, 2022, a total of $82,512,500 ($10.25 per unit) from the net proceeds of the sale of Units in the IPO and the sale of Private Placement Securities as well as the proceeds from the closing of the over-allotment option were placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against the proposed Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,000 upon or immediately prior to such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.

If the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the Public Shares without the Company’s prior written consent.

The holders of Public Shares will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated certificate of incorporation, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor, officers, directors and advisors (the “Initial Shareholders”) have agreed (a) to vote their Founder Shares (as defined in Note 5) as well as any common shares underlying the Private Units, and any Public Shares purchased during or after the IPO in favor of a Business Combination, (b) not to propose an amendment to the Company’s amended and restated certificate of incorporation with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provides dissenting public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Founder Shares as well as any common shares underlying the Private Units) into the right to receive cash from the Trust Account in connection with a shareholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company does not seek shareholder approval in connection therewith) or a vote to amend the provisions of the amended and restated certificate of incorporation relating to shareholders’ rights of pre-Business Combination activity and (d) that the Founder Shares, the Private Units and $15 and $11.50 Private Warrants (including underlying securities) shall not participate in any liquidating distributions upon winding up if a Business Combination is not consummated. However, the Initial Shareholders will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased during or after the IPO if the Company fails to complete its Business Combination.

The Company will have until June 1 (or September 1 if the time to complete a business combination is extended as described herein) from the closing of the IPO to consummate a Business Combination. In addition, if the Company anticipates that it may not be able to consummate an initial business combination within 15 months, the Company’s insiders or their affiliates may, but are not obligated to, extend the period of time to consummate a business combination by an additional three months (for a total of 18 months to complete a business combination) (the “Combination Period”). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $805,000 ($0.10 per Public Share in either case), on or prior to the 15-month anniversary of the closing of the IPO.

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. There will be no redemption rights or liquidation distribution with respect to the Company’s warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Combination period.

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.25 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern

The Company has until June 1, 2023 (unless such period is extended, as detailed above) to consummate the initial Business Combination. If a business combination is not consummated by this date (unless extended), there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern.

The Company intends to complete the Initial Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination ahead of June 1, 2023 (unless extended), nor that it will be able to raise sufficient funds to complete an Initial Business Combination.